Shareholder Report, Holdings (Details) - C000032337	Oct. 31, 2024
Apple8265325
Holdings [Line Items]
Percent of Total Investments	6.70%
Microsoft8265362
Holdings [Line Items]
Percent of Total Investments	6.50%
RTX8265375
Holdings [Line Items]
Percent of Total Investments	4.70%
Mastercard8265355
Holdings [Line Items]
Percent of Total Investments	4.70%
Oracle8265370
Holdings [Line Items]
Percent of Total Investments	4.60%
Costco Wholesale8265337
Holdings [Line Items]
Percent of Total Investments	4.30%
JPMorgan Chase8265349
Holdings [Line Items]
Percent of Total Investments	4.30%
BlackRock Funding8265328
Holdings [Line Items]
Percent of Total Investments	4.20%
Honeywell International8265343
Holdings [Line Items]
Percent of Total Investments	3.90%
Lowe's8265352
Holdings [Line Items]
Percent of Total Investments	3.90%
Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%